Divestitures (Tables)	12 Months Ended
Sep. 30, 2018
Summary Of Components Of Income From Discontinued Operations, Net Of Tax

(in millions)	2018	2017	2016
Income from discontinued operations before income taxes - GBL	$21.8	$84.5	$71.2
(Loss) income from discontinued operations before income taxes - GAC	(31.9)	94.5	112.5
Income (loss) from discontinued operations before income taxes - HRG Insurance Operations	476.4	287.1	(164.7)
Income from discontinued operations before income taxes - Compass	—	—	40.8
Income from discontinued operations before income taxes	466.3	466.1	59.8
Income tax expense from discontinued operations	21.3	176.8	138.6
Income (loss) from discontinued operations, net of tax	445.0	289.3	(78.8)
Income from discontinued operations, net of tax attributable to noncontrolling interest	33.2	92.7	60.9
Income (loss) from discontinued operations, net of tax attributable to controlling interest	$411.8	$196.6	$(139.7)

Global Battery And Lighting [Member]
Summary Of Assets And Liabilities As Held For Sale

(in millions)	2018	2017
Assets
Trade receivables, net	$99.3	$108.4
Other receivables	17.9	11.3
Inventories	127.8	119.7
Prepaid expenses and other current assets	23.0	26.1
Property, plant and equipment, net	160.5	143.9
Deferred charges and other	13.4	13.5
Goodwill	226.6	229.4
Intangible assets, net	304.0	309.3
Total assets of business held for sale	$972.5	$961.6
Liabilities
Current portion of long-term debt	6.3	8.7
Accounts payable	124.1	130.8
Accrued wages and salaries	25.0	22.4
Other current liabilities	82.6	36.0
Long-term debt, net of current portion	45.0	41.0
Deferred income taxes	20.9	17.6
Other long-term liabilities	60.6	56.7
Total liabilities of business held for sale	$364.5	$313.2

Summary Of Components Of Income From Discontinued Operations Before Income Taxes

(in millions)	2018	2017	2016
Net sales	$870.5	$865.6	$840.7
Cost of goods sold	553.2	539.3	524.7
Gross profit	317.3	326.3	316.0
Operating expenses	241.0	193.6	178.5
Operating income	76.3	132.7	137.5
Interest expense	53.5	48.3	65.5
Other non-operating expense (income), net	1.0	(0.1)	0.8
Income from discontinued operations before income taxes	$21.8	$84.5	$71.2

Global Auto Care [Member]
Summary Of Assets And Liabilities As Held For Sale

(in millions)	2018	2017
Assets
Trade receivables, net	$55.2	$52.3
Other receivables	4.1	3.6
Inventories	72.8	68.0
Prepaid expenses and other current assets	2.9	6.0
Property, plant and equipment, net	58.2	57.8
Deferred charges and other	10.7	17.9
Goodwill	841.8	934.8
Intangible assets, net	384.4	395.1
Total assets of business held for sale	$1,430.1	$1,535.5
Liabilities
Current portion of long-term debt	0.4	0.2
Accounts payable	50.6	40.0
Accrued wages and salaries	3.2	4.5
Other current liabilities	13.3	6.3
Long-term debt, net of current portion	31.5	31.7
Deferred income taxes	71.6	111.5
Other long-term liabilities	2.5	3.3
Total liabilities of business held for sale	$173.1	$197.5

Summary Of Components Of Income From Discontinued Operations Before Income Taxes

(in millions)	2018	2017	2016
Net sales	$465.6	$446.9	$453.7
Cost of goods sold	284.9	233.7	213.9
Gross profit	180.7	213.2	239.8
Operating expenses	117.8	117.2	125.6
Operating income	62.9	96.0	114.2
Interest expense	2.1	1.4	0.1
Other non-operating expense, net	0.2	0.1	1.6
Write-down of assets of business held for sale to fair value less cost to sell	92.5	—	—
(Loss) income from discontinued operations before income taxes	$(31.9)	$94.5	$112.5

HRG Insurance Operations [Member]
Summary Of Assets And Liabilities As Held For Sale

(in millions)	September 30, 2017
Assets
Investments, including loans and receivables from affiliates	$23,211.1
Funds withheld receivables	742.7
Cash and cash equivalents	914.5
Accrued investment income	231.3
Reinsurance recoverable	2,358.8
Deferred acquisition costs and value of business acquired, net	1,163.6
Other assets	125.4
Write-down of assets of businesses held for sale to fair value less cost to sell	(421.2)
Total assets of business held for sale	$28,326.2
Liabilities
Insurance reserves	24,989.6
Debt	405.0
Accounts payable and other current liabilities	56.2
Deferred tax liabilities	68.0
Other long-term liabilities	831.9
Total liabilities of business held for sale	$26,350.7

Summary Of Components Of Income From Discontinued Operations Before Income Taxes

(in millions)	2018	2017	2016
Revenues:
Insurance premiums	$6.8	$43.9	$72.5
Net investment income	181.9	1,050.7	985.9
Net investment gains	154.8	377.4	131.6
Other	35.1	169.5	130.5
Total revenues	378.6	1,641.5	1,320.5
Operating costs and expenses:
Benefits and other changes in policy reserves	241.3	925.9	893.9
Selling, acquisition, operating and general expenses	52.8	148.2	127.9
Amortization of intangibles	35.8	197.5	78.6
Total operating costs and expenses	329.9	1,271.6	1,100.4
Operating income	48.7	369.9	220.1
Interest expense and other	4.0	24.4	22.0
Write-down of assets of business held for sale to fair value less cost to sell	(14.2)	(58.4)	(362.8)
Reclassification of accumulated other comprehensive income	445.9	—	—
Income from discontinued operations before income taxes	$476.4	$287.1	$(164.7)

Home And Personal Care [Member]
Summary Of Effect Change In HPC

	September 30, 2018
(in millions)	As Previously Reported	Effect of HPC Reclassification From Held For Sale to Held and Used	After HPC Reclassification	Effect of GAC Reclassification From Held and Used to Held For Sale	After GAC Reclassification
Net sales	$3,145.9	$1,110.5	$4,256.4	$447.7	$3,808.7
Cost of goods sold	1,992.3	749.1	2,741.4	267.0	2,474.4
Gross profit	1,153.6	361.4	1,515.0	180.7	1,334.3
Operating expenses	1,051.6	268.8	1,320.4	210.3	1,110.1
Operating income	102.0	92.6	194.6	(29.6)	224.2
Interest expense	264.6	1.5	266.1	2.1	264.0
Other non-operating (income) expense, net	(6.3)	2.4	(3.9)	0.2	(4.1)
(Loss) income from operations before income taxes	$(156.3)	$88.7	$(67.6)	$(31.9)	$(35.7)

	September 30, 2017
(in millions)	As Previously Reported	Effect of HPC Reclassification From Held For Sale to Held and Used	After HPC Reclassification	Effect of GAC Reclassification From Held and Used to Held For Sale	After GAC Reclassification
Net sales	$3,010.6	$1,132.3	$4,142.9	$436.4	$3,706.5
Cost of goods sold	1,833.5	759.9	2,593.4	223.3	2,370.1
Gross profit	1,177.1	372.4	1,549.5	213.1	1,336.4
Operating expenses	894.1	271.9	1,166.0	117.1	1,048.9
Operating income	283.0	100.5	383.5	96.0	287.5
Interest expense	309.9	1.9	311.8	1.4	310.4
Other non-operating (income) expense, net	4.2	0.9	5.1	0.1	5.0
(Loss) income from operations before income taxes	$(31.1)	$97.7	$66.6	$94.5	$(27.9)

	September 30, 2016
(in millions)	As Previously Reported	Effect of HPC Reclassification From Held For Sale to Held and Used	After HPC Reclassification	Effect of GAC Reclassification From Held and Used to Held For Sale	After GAC Reclassification
Net sales	$3,038.3	$1,169.6	$4,207.9	$453.7	$3,754.2
Cost of goods sold	1,791.7	803.4	2,595.1	213.9	2,381.2
Gross profit	1,246.6	366.2	1,612.8	239.8	1,373.0
Operating expenses	911.7	265.1	1,176.8	125.6	1,051.2
Operating income	334.9	101.1	436.0	114.2	321.8
Interest expense	334.5	2.5	337.0	0.1	336.9
Other non-operating (income) expense, net	(8.8)	3.2	(5.6)	1.6	(7.2)
(Loss) income from operations before income taxes	$9.2	$95.4	$104.6	$112.5	$(7.9)

HRG Compass [Member]
Summary Of Components Of Income From Discontinued Operations Before Income Taxes

(in millions)	2016
Revenues:
Oil and natural gas revenues	$40.2
Operating costs and expenses:
Oil and natural gas direct operating costs	38.2
Selling, acquisitions, operating and general expenses	22.8
Impairment and bad debt expense	93.2
Total operating costs and expenses	154.2
Operating loss	(114.0)
Interest expense	(5.9)
Gain upon gaining control of equity method investment	—
Gain on sale of oil and gas properties	105.6
Other income, net	1.5
Gain on disposal	53.6
Net income	40.8
Net income attributable to noncontrolling interest	0.1
Net income attributable to common and participating preferred stockholders	$40.7